Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
Minimum Bid Price of Common Stock
On July 25, 2022, the Company received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock for the last 30 consecutive business days, the Company was not in compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on The Nasdaq Capital Market (the “Minimum Bid Price Requirement”), as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Notice”).
The Minimum Bid Price Notice has no immediate effect on the continued listing status of the Company’s Common Stock on The Nasdaq Capital Market and, therefore, our listing remains fully effective.
The Company is provided a compliance period of 180 calendar days from the date of the Minimum Bid Price Notice, or until January 23, 2023, to regain compliance with the Minimum Bid Price Requirement, pursuant to Nasdaq Listing Rule 5810(c)(3)(A) (the “Minimum Bid Price Compliance Period”). If at any time before January 23, 2023 the closing bid price of the Company’s Common Stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, Nasdaq will provide written notification that the Company has achieved compliance with the Minimum Bid Price Requirement, and the matter would be resolved. If the Company does not regain compliance during the Minimum Bid Price Compliance Period, then Nasdaq may grant the Company a second 180 calendar day period to regain compliance, provided the Company (i) meets the continued listing requirement for market value of publicly-held shares and all other initial listing standards for The Nasdaq Capital Market, other than the minimum closing bid price requirement, and (ii) notifies Nasdaq of its intent to cure the deficiency.
As of November 14, 2022, the Company had not regained compliance with the Minimum Bid Price Requirement.

12. Subsequent Events
The CEO Note
The principal balance of $248,911 and accrued interest on the CEO Note were settled in full in cash on January 3, 2022.
2020 CEO Agreement
In March 2022, the 2020 CEO Agreement was amended to provide an increase of the target bonus to 50% of his annual base salary. In addition, the CEO base salary was increased to $510,000 effective March 1, 2022 to better align his salary with executives at other similar public companies. Dr. Werner was granted 125,000 options to purchase common stock that will vest over 3 years subject to continued employment and 250,000 performance based options also subject to continued employment and achievement of milestones.
Frattaroli Employment Agreement
In March 2022, the Frattaroli Employment Agreement was amended to provide an increase of the target bonus to 40
% and to allow for salary adjustments at the discretion by the board of directors. The CFO base salary was increased to $
400,000 effective March 1, 2022 to better align his salary with executives at other similar public companies. Mr. Frattaroli was granted 62,500 options to purchase common stock that will vest over 3 years subject to continued employment and 125,000 performance based options also subject to continued employment and achievement of milestones.
Recent Sales of Unregistered Securities
In January 2022, the Company issued 21,853 shares of its common stock in connection with the exercise of non-qualified
stock options with a strike price of $2.02 per share. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance. This issuance was exempt from registration pursuant to Section 4(a)(2) of the Securities Act as transactions by an issuer not involving any public offering.
In February 2022, an accredited investor subscribed for, and the Company issued 50,000 shares of its stock in exchange for consulting services. The fair value of the stock was $67,000 based upon the closing price of the shares on the date of the transaction. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance. This issuance is exempt from registration pursuant to Section 4(a)(2) of the Securities Act as transactions by an issuer not involving any public offering.